Average Annual Total Returns - Class A and IS Shares - Federated Hermes Michigan Intermediate Municipal Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	1 Year		5 Years		10 Years		S&P Municipal Bond Intermediate Index(reflects no deduction of fees, expenses or taxes) 1 Year		S&P Municipal Bond Intermediate Index(reflects no deduction of fees, expenses or taxes) 5 Years		S&P Municipal Bond Intermediate Index(reflects no deduction of fees, expenses or taxes) 10 Years		S&P Municipal Bond MI, Investment Grade, 3-15 Years Index (reflects no deduction of fees, expenses or taxes) 1 Year		S&P Municipal Bond MI, Investment Grade, 3-15 Years Index (reflects no deduction of fees, expenses or taxes) 5 Years		S&P Municipal Bond MI, Investment Grade, 3-15 Years Index (reflects no deduction of fees, expenses or taxes) 10 Years		S&P Municipal Bond MI, Investment Grade, 1-15 Years Index(reflects no deduction of fees, expenses or taxes) 1 Year		S&P Municipal Bond MI, Investment Grade, 1-15 Years Index(reflects no deduction of fees, expenses or taxes) 5 Years		S&P Municipal Bond MI, Investment Grade, 1-15 Years Index(reflects no deduction of fees, expenses or taxes) 10 Years
Total	2.65%	1.77%	3.02%	2.63%	1.72%	2.99%	2.55%	1.90%	2.97%	5.85%	2.39%	3.34%	5.69%	[1]	2.44%	[1]	3.20%	[1]	6.92%	[2]	3.30%	[2]	4.13%	[2]	7.04%	[3]	3.58%	[3]	4.43%	[3]	6.02%	[3]	3.03%	[3]	3.59%	[3]

[1]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.
[2]	The S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of 3 years and a maximum maturity of 15 years. It is a subindex of the S&P Municipal Bond Index which tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT). The index includes bonds of all quality–from "AAA" to non-rated, including defaulted bonds–from all sectors of the municipal bond market.
[3]	The S&P Municipal Bond MI, Investment Grade, 3-15 represents the portion of the MI Index composed solely of bonds that are rated "BBB-/Baa3" or higher with remaining maturities between three and fifteen years.